SUBSEQUENT EVENTS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
PIPE Investment Under Subscription Agreement
Subsequent Event [Line Items]
Number of shares subscribed by PIPE investors as a part of merger agreement	8,200,000
Aggregate purchase price/PIPE Investment	$ 82,000,000
Merger Agreement
Subsequent Event [Line Items]
Available Cash Amount	$ 320,000,000	$ 320,000,000
Merger Agreement | Sponsor
Subsequent Event [Line Items]
Share price	$ 12.00
Merger Agreement | PIPE Investment Under Subscription Agreement
Subsequent Event [Line Items]
Number of shares subscribed by PIPE investors as a part of merger agreement		8,200,000
Aggregate purchase price/PIPE Investment		$ 82,000,000
Note Subscription Agreement | PIPE Investment Under Subscription Agreement | Sponsor
Subsequent Event [Line Items]
Aggregate purchase price/PIPE Investment	$ 25,000,000	$ 25,000,000
Stated percentage	12.00%	12.00%
Backstop Subscription Agreement
Subsequent Event [Line Items]
Number of shares subscribed by PIPE investors as a part of merger agreement	2,500,000	2,500,000
Aggregate purchase price/PIPE Investment	$ 25,000,000	$ 25,000,000
Purchase price per share	$ 10.00	$ 10.00